Nature of Operations	6 Months Ended
Oct. 31, 2024
Disclosure Of Nature Of Operations [Abstract]
Nature Of Operations
1.
NATURE OF OPERATIONS

ImmunoPrecise Antibodies Ltd. (the "Company" or “IPA”) was incorporated under the laws of Alberta on November 22, 1983. The Company is listed on the Nasdaq Global Market (“Nasdaq”) under the trading ticker symbol “IPA.” The Company is a supplier of custom antibody discovery services. The address of the Company's corporate office is 3204 – 4464 Markham Street, Victoria, BC, Canada V8Z 7X8.

Going concern basis

The condensed interim consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern. The Company has incurred operating losses since its inception, including $6.6 million for the six months ended October 31, 2024, and has accumulated a deficit of $105.1 million as of October 31, 2024. The Company had $3.6 million cash on hand as of October 31, 2024. The Company expects its cash on hand as of October 31, 2024 will be insufficient to fund the Company's operations for at least one year from the date these financial statements are available to be issued. These conditions raise material uncertainties which cast significant doubt as to whether the Company will be able to continue as a going concern should it not be able to obtain financing necessary to fund its planned revenue growth and working capital requirements.

The Company will need to raise additional funds to finance its operations and strategic goals and there can be no assurances that sufficient funding, including adequate financing, will be available. The ability of the Company to arrange additional financing in the future depends in part on the prevailing capital market conditions and profitability of its operations. If the Company is unable to raise sufficient funds, reductions in expenditures will be required, and this may impact the future growth plans of the Company.

Nasdaq Deficiency Notice

On August 19, 2024, the Company received written notification (the "Notification Letter") from Nasdaq indicating that the Company is not in compliance with the minimum bid price requirement set forth in the Nasdaq Rule 5450(a)(1) based on the closing bid price of the Company's common shares being less than US$1.00 per share for the 30 consecutive business days from July 5, 2024 to August 15, 2024. The Notification Letter is only a notification of deficiency, it is not a notice of imminent delisting, and it has no current immediate effect on the listing or trading of the Company’s common shares on Nasdaq.